SCHEDULE OF CONSOLIDATED LEASE COST (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Leases
Amortization of Right-of-Use Assets		$ 508,156	$ 492,806
Interest on Lease Liabilities		896,673	1,000,997
Operating lease cost		76,353	2,042
Total lease cost	[1]	$ 1,481,182	$ 1,495,845
Weighted-average remaining lease term - operating leases (in years)		5 years 3 months 18 days	6 years
Weighted-average discount rate - operating leases		22.00%	22.00%

[1]	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.